Inventory, net	12 Months Ended
Dec. 31, 2023
Inventory, net
Inventory, net

Note 5 – Inventory, net

Inventory consisted of the following:

	December 31,	December 31,
	2023	2022
Raw materials	$539,916	$158,093
Finished products	31,871	351,867
Work in process	663,789	388,726
Total Inventory	$1,235,576	$898,686

For the years ended December 31, 2023, 2022 and 2021, the Company recorded inventory markdown in the amounts of $nil, $51,676 and $359,501, respectively.